Document and Entity Information	May 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001596783
Document Type	8-K
Document Period End Date	May 29, 2024
Entity Registrant Name	CATALENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36587
Entity Tax Identification Number	20-8737688
Entity Address, Address Line One	14 Schoolhouse Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	537-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CTLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false